Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

P. Subsequent Events—Management evaluated all activity of Alcoa and concluded that no subsequent events have occurred that would require recognition in the Combined Financial Statements or disclosure in the Notes to the Combined Financial Statements, except as described below.

On November 1, 2016, ParentCo completed its separation into two standalone, publicly-traded companies (see Note A).

Z. Subsequent Events

Management evaluated all activity of Alcoa Corporation through June 29, 2016 (the date on which the Combined Financial Statements were issued), and concluded that no subsequent events have occurred that would require recognition in the Combined Financial Statements or disclosure in the Notes to the Combined Financial Statements, except as described below.

On January 26, 2016, the European Court of Justice issued a decision in connection with legal proceedings related to whether the extension of energy tariffs by Italy to Alcoa Corporation constituted unlawful state aid (see European Commission Matters in Note N). In addition, a separate but related matter was also updated as a result of the aforementioned decision (see Other Matters in the Litigation section of Note N).